Deposits (Balance and Remaining Maturities of Time Deposits and Certificates of Deposit Issued by Domestic and Foreign Offices) (Detail) ¥ in Millions	Mar. 31, 2024 JPY (¥)
Deposits From Banking Clients [Line Items]
Total	¥ 60,090,586
Bank Time Deposits Liabilities Domestic
Deposits From Banking Clients [Line Items]
Due in one year or less	21,154,572
Due after one year through two years	1,121,763
Due after two years through three years	917,388
Due after three years through four years	273,448
Due after four years through five years	316,649
Due after five years	300,193
Total	24,084,013
Certificates Of Deposit Liabilities Domestic
Deposits From Banking Clients [Line Items]
Due in one year or less	2,339,785
Due after one year through two years	121,500
Due after two years through three years	0
Due after three years through four years	0
Due after four years through five years	0
Due after five years	0
Total	2,461,285
Bank Time Deposits Liabilities Foreign
Deposits From Banking Clients [Line Items]
Due in one year or less	24,366,453
Due after one year through two years	34,381
Due after two years through three years	14,995
Due after three years through four years	211
Due after four years through five years	1
Due after five years	0
Total	24,416,041
Certificates Of Deposit Liabilities Foreign
Deposits From Banking Clients [Line Items]
Due in one year or less	8,783,902
Due after one year through two years	98,670
Due after two years through three years	172,673
Due after three years through four years	74,003
Due after four years through five years	0
Due after five years	0
Total	9,129,247
Time deposits
Deposits From Banking Clients [Line Items]
Total	48,500,053
Certificates of deposit
Deposits From Banking Clients [Line Items]
Total	11,590,532
Domestic
Deposits From Banking Clients [Line Items]
Due in one year or less	23,494,357
Due after one year through two years	1,243,263
Due after two years through three years	917,388
Due after three years through four years	273,448
Due after four years through five years	316,649
Due after five years	300,193
Total	26,545,298
Foreign
Deposits From Banking Clients [Line Items]
Due in one year or less	33,150,355
Due after one year through two years	133,051
Due after two years through three years	187,667
Due after three years through four years	74,214
Due after four years through five years	1
Due after five years	0
Total	¥ 33,545,288